Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share
The following is a reconciliation of the basic and diluted earnings (loss) per share computation:

	For the year ended December 31,
	2015	2014	2013

Net (loss) income for earnings per share	$(2,418)	$(2,288)	$8,444

Weighted average shares used in diluted computation - basic and diluted	4,400,298	4,351,517	4,298,297

Earnings (loss) per share – basic and diluted	$(0.55)	$(0.53)	$1.96